1190618

FORM D

02046656

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

FORM D

OMB Approval
OMB Number: 3235-0076
Expires: November 30, 2001
Estimated average burden hours per response . . . 16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.) Offering of Series B Preferred Stock for aggregate offering of up to $2,000,000

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

RECD S.E.C.
MAR 5 2002
1086

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
ThermoCeramiX, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
17 Leominster Road, Shirley, MA 01464	978-425-425-0404
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
ThermoCeramix is an early stage advanced materials development and manufacturing company focused on OEM product development of specialty advanced materials coatings using various thermal spray techniques.

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 1 Year 0 2 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) D E

PROCESSED
OCT 0 8 2002
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W.,Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice consittues a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Collier, Paul S.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o ThermoCeramiX, Inc., 17 Leominster Road, Shirley, MA 01464

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Magnant, Gary P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o ThermoCeramiX, Inc., 17 Leominster Road, Shirley, MA 01464

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Abbott, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o ThermoCeramiX, Inc., 17 Leominster Road, Shirley, MA 01464

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

3. Does the offering permit joint ownership of a single unit? Yes ☑ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) . . . . ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) . . . . ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) . . . . ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 2,000,000	$ -0-
☐ Common ☑ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____)	$	$
Total	$ 2,000,000	$ -0-

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	-0-	$ -0-
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☑	$ 20,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately)	☐	$
Other Expenses (identify) ____	☐	$
Total	☑	$ 20,000

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? . . . . Yes ☐ No ☑

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Name of Signer (Print or Type)	Title of Signer (Print or Type)	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		✔	$2,000,000						
CO									
CT									
DE									
DC									
FL		✔	$2,000,000						
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		✔	$2,000,000						
MI									
MN									
MS									
MO									

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MT		✔	$2,000,000						
NE									
NV		✔	$2,000,000						
NH		✔	$2,000,000						
NJ									
NM									
NY		✔	$2,000,000						
NC									
ND									
OH		✔	$2,000,000						
OK									
OR									
PA		✔	$2,000,000						
RI									
SC									
SD									
TN		✔	$2,000,000						
TX		✔	$2,000,000						
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, ThermoCeramiX, Inc., , a corporation organized under the laws of Delaware for the purposes of complying with the laws of the state indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officer of the State so designated hereunder and its successor in such office, its attorney in the State so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the State so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the State so designated hereunder by service of process upon the officer so designated with the same effect as if the undersigned was organized or created under the laws of the State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process, or pleading served hereunder be mailed to:

Gary Magnant
c/o ThermoCeramiX, Inc.
17 Leominster Road
Shirley, MA 01464

Place an "X" before the names of all States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

	ALABAMA	Secretary of State
	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development
	ARIZONA	The Corporation Commission
	ARKANSAS	The Securities Commissioner
XX	CALIFORNIA	Commissioner of Corporations
	COLORADO	Securities Commissioner
	CONNECTICUT	Banking Commissioner
	DELAWARE	Securities Commissioner
	DISTRICT OF COLUMBIA	Public Service Commission
	FLORIDA	Department of Banking and Finance
	GEORGIA	Commissioner of Securities
	GUAM	Administrator, Department of Finance
	HAWAII	Commissioner of Securities
	IDAHO	Director, Department of Finance

	ILLINOIS	Secretary of State
	INDIANA	Secretary of State
	IOWA	Commissioner of Insurance
	KANSAS	Secretary of State
	KENTUCKY	Director, Division of Securities
	LOUISIANA	Commissioner of Securities
	MAINE	Administrator, Securities Division
	MARYLAND	Commissioner of the Division of Securities
XX	MASSACHUSETTS	Secretary of State
	MICHIGAN	Administrator, Corporation and Securities Bureau Department of Commerce
	MINNESOTA	Commissioner of Commerce
	MISSISSIPPI	Secretary of State
	MISSOURI	Securities Commissioner
XX	MONTANA	State Auditor and Commissioner of Insurance
	NEBRASKA	Director of Banking and Finance
XX	NEVADA	Secretary of State
XX	NEW HAMPSHIRE	Secretary of State
	NEW JERSEY	Chief, Securities Bureau
	NEW MEXICO	Director, Securities Division
XX	NEW YORK	Secretary of State
	NORTH CAROLINA	Secretary of State
	NORTH DAKOTA	Securities Commissioner
XX	OHIO	Secretary of State
	OREGON	Director, Department of Insurance and Finance
	OKLAHOMA	Securities Administrator
	***PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
	PUERTO RICO	Commissioner of Financial Institutions
	RHODE ISLAND	Director of Business Regulation
	SOUTH CAROLINA	Secretary of State
	SOUTH DAKOTA	Director of the Division of Securities
XX	TENNESSEE	Commissioner of Commerce and Insurance
XX	TEXAS	Securities Commissioner
	UTAH	Director, Division of Securities
	VERMONT	Commissioner of Banking, Insurance and Securities
	VIRGINIA	Clerk, State Corporation Commission
	WASHINGTON	Director of the Department of Financial Institutions
	WEST VIRGINIA	Commissioner of Securities
	WISCONSIN	Commissioner of Securities
	WYOMING	Secretary of State

Dated this 23rd day of January, 2002.

[SEAL]

ThermoCeramiX, Inc.

By: Gary Paul Magnant
Gary Magnant
Title: President

ACKNOWLEDGMENT

State of Massachusetts
County of Suffolk, ss.

On this 23rd day of Januarry, 2002, before me personally appeared Gary Magnant, known personally to me to be the President of the above-named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary Public/Commissioner of Oaths

(NOTARY SEAL)

My Commission Expires April 15, 2005